UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 84.9%
	FEDERAL HOME LOAN MORTGAGE CORP. - 34.0% (a)
9,000,000	Federal Home Loan Mortgage Corp (b)	0.1845	11/4/2013	$ 9,003,690
2,170,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.1300	1/25/2019	2,278,311
545,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	577,522
215,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.4120	8/25/2018	227,799
500,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.6990	5/25/2018	541,288
1,085,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.1540	2/25/2018	1,199,113
538,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	3.9740	1/25/2021	621,305
945,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9890	6/25/2021	1,092,482
2,417,982	Freddie Mac Gold Pool	4.5000	5/1/2031	2,623,726
3,679,544	Freddie Mac Gold Pool	4.5000	6/1/2039	3,964,525
405,946	Freddie Mac Gold Pool	4.5000	2/1/2041	449,374
799,988	Freddie Mac Gold Pool	5.0000	5/1/2041	875,380
177,590	Freddie Mac Non Gold Pool (b)	2.2500	1/1/2023	183,033
486,069	Freddie Mac Non Gold Pool (b)	2.2940	4/1/2036	515,238
1,036,669	Freddie Mac Non Gold Pool (b)	2.3700	3/1/2036	1,103,016
543,838	Freddie Mac Non Gold Pool (b)	2.3720	4/1/2035	578,121
1,218,575	Freddie Mac Non Gold Pool (b)	2.3760	2/1/2035	1,295,382
643,987	Freddie Mac Non Gold Pool (b)	2.3840	11/1/2033	680,121
1,201,383	Freddie Mac Non Gold Pool (b)	2.3870	2/1/2036	1,275,797
3,603,001	Freddie Mac Non Gold Pool (b)	2.3890	3/1/2037	3,828,441
618,494	Freddie Mac Non Gold Pool (b)	2.4110	1/1/2035	657,731
823,108	Freddie Mac Non Gold Pool (b)	2.4160	2/1/2036	875,449
311,110	Freddie Mac Non Gold Pool (b)	2.4330	6/1/2037	331,882
1,162,219	Freddie Mac Non Gold Pool (b)	2.4830	5/1/2037	1,240,192
1,085,090	Freddie Mac Non Gold Pool (b)	2.6310	1/1/2035	1,158,095
1,674,282	Freddie Mac Non Gold Pool (b)	2.6400	5/1/2036	1,784,701
908,129	Freddie Mac Non Gold Pool (b)	2.7060	11/1/2036	965,115
791,312	Freddie Mac Non Gold Pool (b)	2.7480	4/1/2037	852,346
87,600	Freddie Mac Non Gold Pool (b)	2.8120	7/1/2024	91,109
809,450	Freddie Mac Non Gold Pool (b)	2.9020	9/1/2035	869,139
475,907	Freddie Mac Non Gold Pool (b)	2.9920	4/1/2037	514,336
662,421	Freddie Mac Non Gold Pool (b)	3.4810	11/1/2038	714,719
1,798,098	Freddie Mac Non Gold Pool (b)	5.0380	9/1/2038	1,936,372
7,011,172	Freddie Mac Non Gold Pool (b)	5.2160	3/1/2038	7,560,146
459,089	Freddie Mac Non Gold Pool (b)	5.2640	12/1/2037	473,933
2,140,158	Freddie Mac Non Gold Pool (b)	5.2820	11/1/2038	2,309,551
518,955	Freddie Mac Non Gold Pool (b)	5.3500	6/1/2037	553,175
588,449	Freddie Mac Non Gold Pool (b)	5.6200	9/1/2038	610,132
635,382	Freddie Mac Non Gold Pool (b)	5.7360	3/1/2037	673,423
480,560	Freddie Mac Non Gold Pool (b)	5.7890	5/1/2037	509,231
1,081,122	Freddie Mac REMICS (b,c)	0.3640	4/15/2018	1,080,257
682,049	Freddie Mac REMICS (b,c)	0.4140	10/15/2017	682,029
665,699	Freddie Mac REMICS (b,c)	0.4540	5/15/2036	666,005
1,185,197	Freddie Mac REMICS (b,c)	0.5140	6/15/2018	1,186,536
171,788	Freddie Mac REMICS (b,c)	0.5640	4/15/2033	172,083
597,564	Freddie Mac REMICS (b,c)	0.6040	8/15/2035	599,129
615,741	Freddie Mac REMICS (b,c)	0.6140	11/15/2032	621,474
307,551	Freddie Mac REMICS (b,c)	1.2140	3/15/2032	315,006
1,000,000	Freddie Mac REMICS (c)	4.0000	2/15/2020	1,070,980
144,014	Freddie Mac REMICS (c)	4.2500	6/15/2019	148,234
409,462	Freddie Mac REMICS (c)	4.5000	8/15/2034	435,918
2,260,894	Freddie Mac REMICS (c)	4.9620	12/15/2036	2,327,938
737,296	Freddie Mac REMICS (c)	5.0000	10/15/2032	770,562
4,359,952	Freddie Mac REMICS (c)	5.0000	11/15/2032	4,526,676
1,000,000	Freddie Mac REMICS (c)	5.0000	10/15/2019	1,088,590
1,215,433	Freddie Mac REMICS (c)	5.0908	6/15/2048	1,344,193
843,120	Freddie Mac REMICS (c)	5.5000	12/15/2033	879,349
215,900	Freddie Mac REMICS (c)	6.0000	2/15/2029	218,506
1,020,449	Freddie Mac REMICS (c)	6.5000	12/15/2023	1,138,596
				76,866,502
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 37.1% (a)
261,159	Fannie Mae Pool (b)	1.3480	4/1/2034	268,652
188,679	Fannie Mae Pool (b)	1.3480	9/1/2044	194,150
100,714	Fannie Mae Pool (b)	1.8550	2/1/2020	101,650
241,297	Fannie Mae Pool (b)	2.0520	7/1/2032	250,023
91,553	Fannie Mae Pool (b)	2.1400	3/1/2033	95,576
125,988	Fannie Mae Pool (b)	2.1440	1/1/2019	126,352
212,815	Fannie Mae Pool (b)	2.1830	2/1/2036	224,634
623,650	Fannie Mae Pool (b)	2.2020	9/1/2035	663,912
139,180	Fannie Mae Pool (b)	2.2500	5/1/2032	145,043
628,506	Fannie Mae Pool (b)	2.2600	8/1/2035	664,017
271,864	Fannie Mae Pool (b)	2.2700	9/1/2036	289,919
795,505	Fannie Mae Pool (b)	2.2710	9/1/2034	843,172
142,451	Fannie Mae Pool (b)	2.2760	5/1/2032	148,885
973,266	Fannie Mae Pool (b)	2.2930	1/1/2035	1,032,041
425,534	Fannie Mae Pool (b)	2.2990	7/1/2035	451,373
1,534,736	Fannie Mae Pool (b)	2.3100	1/1/2036	1,631,394
1,083,280	Fannie Mae Pool (b)	2.3190	4/1/2033	1,148,146
822,209	Fannie Mae Pool (b)	2.3350	4/1/2034	873,006
188,080	Fannie Mae Pool (b)	2.3450	6/1/2036	199,457
1,047,866	Fannie Mae Pool (b)	2.3470	8/1/2035	1,117,224
1,224,364	Fannie Mae Pool (b)	2.3470	8/1/2035	1,306,629
103,174	Fannie Mae Pool (b)	2.3530	8/1/2039	109,352
4,006,575	Fannie Mae Pool (b)	2.3570	10/1/2034	4,242,322
119,659	Fannie Mae Pool (b)	2.3590	7/1/2033	125,321
183,134	Fannie Mae Pool (b)	2.3590	5/1/2035	194,239
1,323,412	Fannie Mae Pool (b)	2.3900	2/1/2036	1,415,760
925,972	Fannie Mae Pool (b)	2.4120	6/1/2033	981,707
2,441,931	Fannie Mae Pool (b)	2.4370	1/1/2035	2,599,899
1,512,818	Fannie Mae Pool (b)	2.4120	10/1/2033	1,606,492
1,639,488	Fannie Mae Pool (b)	2.5000	10/1/2033	1,734,053
102,811	Fannie Mae Pool (b)	2.5070	7/1/2029	103,712
104,620	Fannie Mae Pool (b)	2.5200	5/1/2031	109,191
254,999	Fannie Mae Pool (b)	2.5510	8/1/2033	271,151
92,075	Fannie Mae Pool (b)	2.5580	1/1/2030	95,632
2,538,960	Fannie Mae Pool (b)	2.5710	4/1/2037	2,695,995
958,963	Fannie Mae Pool (b)	2.6440	8/1/2036	1,030,454
2,130,601	Fannie Mae Pool (b)	2.6060	7/1/2035	2,265,554
147,945	Fannie Mae Pool (b)	2.6560	11/1/2029	152,663
2,867,416	Fannie Mae Pool (b)	2.7870	9/1/2037	3,072,063
549,803	Fannie Mae Pool (b)	2.6720	5/1/2035	589,949
1,017,272	Fannie Mae Pool (b)	2.8240	4/1/2037	1,096,690
2,162,138	Fannie Mae Pool (b)	2.9660	7/1/2037	2,327,973
87,824	Fannie Mae Pool (b)	3.0000	2/1/2025	91,204
2,805,948	Fannie Mae Pool	3.0000	12/1/2026	2,979,805
295,116	Fannie Mae Pool	3.0000	5/1/2027	313,402
219,245	Fannie Mae Pool	3.0000	7/1/2042	231,505
112,357	Fannie Mae Pool (b)	3.0000	9/1/2033	119,137
473,941	Fannie Mae Pool	3.0000	4/1/2042	500,443
370,425	Fannie Mae Pool	3.0000	5/1/2042	391,140
737,348	Fannie Mae Pool	3.0000	6/1/2042	778,580
662,122	Fannie Mae Pool	3.0000	6/1/2042	699,148
1,436,772	Fannie Mae Pool	3.0000	1/1/2027	1,525,795
2,041,126	Fannie Mae Pool (b)	3.0700	1/1/2036	2,198,354
2,071,313	Fannie Mae Pool (b)	2.8460	10/1/2036	2,238,758
193,348	Fannie Mae Pool (b)	3.3730	11/1/2035	209,330
391,164	Fannie Mae Pool (b)	3.4020	6/1/2037	420,318
609,405	Fannie Mae Pool (b)	3.4730	6/1/2035	657,493
1,064,921	Fannie Mae Pool	3.5000	6/1/2042	1,143,023
1,088,606	Fannie Mae Pool	3.5000	7/1/2042	1,168,445
6,056,994	Fannie Mae Pool (b)	3.5050	3/1/2037	6,535,617
151,438	Fannie Mae Pool (b)	4.6520	2/1/2023	157,388
612,581	Fannie Mae Pool	5.0000	7/1/2037	672,197
797,108	Fannie Mae Pool	5.0000	7/1/2035	876,077
263,281	Fannie Mae Pool	5.0000	6/1/2040	289,591
338,860	Fannie Mae Pool	5.0000	6/1/2040	372,722
308,012	Fannie Mae Pool (b)	5.4560	1/1/2036	326,776
222,195	Fannie Mae Pool	5.5000	7/1/2037	244,970
272,651	Fannie Mae Pool	5.5000	10/1/2037	298,989
302,689	Fannie Mae Pool	5.5000	11/1/2037	331,929
303,081	Fannie Mae Pool	5.5000	2/1/2038	332,358
1,628,426	Fannie Mae Pool (b)	5.7840	9/1/2037	1,723,380
3,004,616	Fannie Mae Pool (b)	5.9150	1/1/2038	3,274,430
619,952	Fannie Mae Pool	6.0000	7/1/2036	695,369
1,386,773	Fannie Mae REMICS (b,c)	0.4165	1/25/2037	1,388,201
101,197	Fannie Mae REMICS (b,c)	0.4640	11/17/2029	101,520
117,954	Fannie Mae REMICS (b,c)	0.6165	10/25/2017	118,027
1,967,354	Fannie Mae REMICS (b,c)	0.7700	12/18/2030	1,993,894
1,349,421	Fannie Mae REMICS (b,c)	0.7700	12/18/2030	1,367,625
380,955	Fannie Mae REMICS (c)	4.0000	1/25/2019	403,766
180,566	Fannie Mae REMICS (c)	4.5000	11/25/2022	186,837
1,208,857	Fannie Mae REMICS (b,c)	4.7289	8/25/2038	1,229,333
127,056	Fannie Mae REMICS (c)	5.0000	11/25/2032	137,235
181,877	Fannie Mae REMICS (c)	5.0000	5/25/2023	200,619
149,641	Fannie Mae REMICS (c)	5.0000	7/25/2025	156,966
1,150,524	Fannie Mae REMICS (c)	6.0000	11/25/2032	1,275,909
5,000,000	Federal National Mortgage Association (b)	0.1885	11/8/2013	5,000,050
				83,953,082
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.8%
1,210,057	Ginnie Mae II pool (b)	1.3100	12/20/2061	1,235,535
1,953,073	Ginnie Mae II pool	4.4790	2/20/2062	2,197,838
5,342,760	Ginnie Mae II pool	4.5210	12/20/2061	6,072,479
698,903	Ginnie Mae II pool	4.5280	3/20/2062	797,479
697,633	Ginnie Mae II pool	4.5600	3/20/2062	795,075
1,296,703	Ginnie Mae II pool	4.6040	6/20/2062	1,490,441
2,073,640	Ginnie Mae II pool	4.6500	1/20/2061	2,333,575
1,517,452	Ginnie Mae II pool	4.7000	8/20/2061	1,725,763
516,019	Ginnie Mae II pool	4.7430	1/20/2061	581,428
1,285,000	Ginnie Mae II pool	4.8080	8/20/2062	1,468,515
2,058,082	Ginnie Mae II pool	4.8100	2/20/2061	2,336,203
407,371	Ginnie Mae II pool	4.8260	6/20/2061	471,158
2,869,109	Ginnie Mae II pool	4.8510	5/20/2062	3,272,053
1,033,725	Ginnie Mae II pool	4.9090	6/20/2062	1,173,317
1,356,321	Ginnie Mae II pool	4.9170	2/20/2062	1,536,021
2,332,726	Government National Mortgage Association (b,c)	0.4640	12/16/2028	2,337,438
1,439,930	Government National Mortgage Association (c)	4.5000	8/20/2040	1,479,701
				31,304,019
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $190,090,615)			192,123,603

	U.S. TREASURY - 2.4%
4,680,000	United States Treasury Bond (Cost - $5,363,533)	3.6250	2/15/2021	5,542,692

	SHORT-TERM INVESTMENTS - 12.0%
	U.S. TREASURY - 12.0%
27,080,000	United States Treasury Bill (d) (Cost - $27,078,044)	0.0575	10/25/2012	27,078,044

	TOTAL INVESTMENTS - 99.3% (Cost - $222,532,192) (e)			$ 224,744,339
	OTHER ASSETS LESS LIABILITIES - 0.7%			1,674,437
	TOTAL NET ASSETS - 100.0%			$ 226,418,776

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents discount rate at time of purchase.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 2,475,977
		Unrealized Depreciation:		(263,830)
		Net Unrealized Appreciation:		$ 2,212,147

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 192,123,603	$ -	$ 192,123,603
U.S. Tresury	-	5,542,692	-	5,542,692
Short Term Investment	-	27,078,044	-	27,078,044
Total	$ -	$ 224,744,339	$ -	$ 224,744,339
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/27/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/27/2012